TAXES ON INCOME	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 13:-	TAXES ON INCOME

a.	Tax laws and tax rates applicable to the Group companies:

The Company and its Israeli subsidiary taxation

Until the sale of the Integrated Solution Division in June 30, 2021, the Company believed that it and its Israeli subsidiary qualified as a Preferred Enterprise, under Law for the Encouragement of Capital Investments, 1959 ("the Law") and accordingly were eligible for a reduced corporate tax rate of 16% on their preferred income, as defined in the Law.

In addition, any dividends distributed to individuals or foreign residents from the preferred enterprise's earnings as above will be subject to tax at a rate of 20%.

Following the sale of the Integrated Solution Division, the Company’s income is not eligible for Preferred Enterprise benefits and is taxed at the regular corporate tax rate for Israeli companies at 23%.

Non-Israeli subsidiaries taxation

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of domicile. The tax rates of the Company's non-Israeli subsidiaries range between 16%-30%.

Tax Reform in U.S.:

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the "Act"), which among other provisions, reduced the U.S. corporate tax rate from 35% to 21%, effective January 1, 2018.

b.	Tax assessments:

The Company received final tax assessments through the 2018 tax year.

The remaining subsidiaries have not received final tax assessments since their incorporation however, the assessments of these subsidiaries are deemed final through the range between 2008-2012 tax years.

c.	Reconciliation between the theoretical tax expense, assuming all income is taxed at the Israeli statutory rate, and the actual tax expense, is as follows:

	Year ended December 31,
	2021	2020	2019

Income (loss) before taxes as reported in the statements of operations	$70	$2,036	$(542)

Tax rate	23%	23%	23%

Theoretical tax	$16	$468	$(125)

Increase (decrease) in taxes:

Non-deductible items	77	136	57
Losses and other items for which a valuation allowance was provided	599	714	796
Repatriation of undistributed earnings	516	144	-
Realization of carryforward tax losses for which valuation allowance was provided	-	-	(135)
Changes in valuation allowance	(113)	(42)	(828)
Tax rate differences in subsidiaries and benefit from reduced tax rates	43	88	80
Provision for uncertain tax positions	126	312	607
Taxes in respect of prior years	1	18	(1)
Investment tax credit	(141)	(132)	(163)
Other	1,137	64	29

Taxes on income in the statements of operations	$2,261	$1,770	$317

d.	Taxes on income included in the statements of operations:

	Year ended December 31,
	2021	2020	2019

Current	$1,846	$959	$987
Deferred	415	811	(670)

	$2,261	$1,770	$317

Domestic	$1,707	$499	$(242)
Foreign	554	1,271	559

	$2,261	$1,770	$317

e.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2021	2020
Deferred tax assets:

Operating losses carry forwards	$3,471	$2,410
Reserves, tax allowances, capital losses carry forwards, operating lease and others	3,952	1,960

Total deferred taxes before valuation allowance	7,423	4,370
Valuation allowance	(5,478)	(1,094)

Deferred tax assets, net:	1,945	3,276

Deferred tax liabilities:

Property and equipment, intangible assets, operating lease and others	(1,647)	(2,173)
Undistributed earnings of subsidiaries	(695)	(154)

Deferred tax liabilities:	(2,342)	(2,327)

Net deferred tax assets (liability)	$(397)	$949

Domestic	$(695)	$704

Foreign	$298	$245

The Company previously considered the undistributed earnings of all its non-Israeli subsidiaries to be indefinitely reinvested since the Company's Board of Directors has determined that the Company will not distribute any amounts of its undistributed earnings as dividends. Accordingly, the Company recorded no deferred income taxes associated with such undistributed earnings. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

Following the sale of the Integrated Solutions segment (see Note 1g), the Company reevaluated its historic assertion and no longer consider the earnings of certain of its non-Israeli’s subsidiaries to be indefinitely reinvested since the cash generated from some of the foreign subsidiaries will be distributed. As a result of the change in assertion, the impact of a repatriation of the undistributed earnings resulted in recording a deferred tax liability consisting of potential withholding and distribution taxes of $0.7 million as of December 31, 2021.

f.	The domestic and foreign components of income (loss) before taxes are as follows:

	Year ended December 31,
	2021	2020	2019

Domestic	$(2,608)	$(3,799)	$(3,667)
Foreign	2,678	5,835	3,125

	$70	$2,036	$(542)

g.        Net operating carryforward tax losses:

The Parent Company has estimated total available carryforward operating tax losses of $9,668 to offset against future taxable income. As of December 31, 2021, the Parent Company recorded a full valuation allowance on these carry forward tax losses due to the uncertainty of their future realization. There is no time limitation for the realization of such tax losses. The Company's subsidiaries have estimated total available carryforward operating tax losses of $4,560, which may be used to offset against future taxable income, for periods ranging between 1 to 20 years. As of December 31, 2021, the Company recorded a net deferred tax asset after valuation allowance in the amount of $331 for its subsidiaries' carryforward tax losses.

Utilization of U.S. net operating losses (federal and state net operating losses) may be subject to a substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

h.	Uncertain tax positions:

As of December 31, 2021 and 2020, balances in respect to ASC 740, "Income Taxes" amounted to $2,003 and $2,388, respectively. A reconciliation of the beginning and ending amount of unrecognized tax positions is as follows:

	December 31,
	2021	2020

Balance at the beginning of the year	$2,388	$2,057

Additions based on tax positions taken related to the current year	225	579

Reduction related to expirations of statute of limitations or settlements of tax matters	(622)	(267)
Foreign currency translation adjustments	12	19

Balance at the end of the year	$2,003	$2,388

Substantially all the balance of unrecognized tax benefits, if recognized, would reduce the Company's annual effective tax rate.